INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	Nine-month period
	2021	2020

Balance as of January 1	4,152	5,688

Acquisition of subsidiary (Note 4)	18	—
Additions*	593	172
Amortization	(222)	(260)
Held for sale	(1,356)	—
Impairment	—	(731)
Translation adjustment	(32)	(827)
Other	(4)	23

Balance as of September 30	3,149	4,065
•Additions for the period include capitalization of ex-Warid license in Pakistan amounting to US$384, please refer to Note 4 for further information
Goodwill
Included within total intangible asset movements for the nine month periods ended September 30, 2021, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU *	September 30, 2021	Others and transfers	Held for sale***	Currency translation	January 1, 2021

Russia**	935	2	(215)	17	1,131
Algeria	—	—	(1,034)	(19)	1,053
Pakistan	299	(6)	—	(19)	324
Kazakhstan	138	—	—	(2)	140
Uzbekistan	34	—	—	—	34

Total	1,406	(4)	(1,249)	(23)	2,682
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, Kyrgyzstan or Georgia
** In June 2021, VEON acquired a majority stake in OTM, a technology platform for the automation and planning of online advertising purchases in Russia.
***Refer to Note 4 for further details
Impairment analysis
Goodwill is tested for impairment annually or when circumstances indicate the carrying value may be impaired. When reviewing for indicators of impairment in interim periods, the Company considers, amongst others, the relationship between its market capitalization and its book value, as well as weighted average cost of capital and the quarterly financial performances of each cash-generating unit ("CGU").
VEON performed its annual impairment testing at September 30, 2021. For further details regarding calculations and assumptions used for impairment testing, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2020.
There was no goodwill impairment recorded for the nine month periods ended September 30, 2021
Impairment losses in 2020
During the nine-month period ended September 30, 2020, Beeline Russia has seen a decline in its subscriber and revenue market share on the back of competitive pressures in the market, which have impacted both revenues and profitability. This underperformance has negatively impacted the fair value of our Russian business, and over time has eroded the existing headroom over the book value of the business. The impact of a weaker Russian ruble, along with ongoing COVID lockdowns and associated travel restrictions, have had a negative impact on consumer spending, which weakened during the quarter. Together with a slower than anticipated recovery in Beeline’s ARPU, which has in turn impacted our future projected revenue, a revision to our previous estimates has been deemed necessary.
Based on these revisions, VEON recorded an impairment of US$723 against the carrying value of goodwill in Russia in the third quarter of 2020. The recoverable amount of the CGU of US$3,001 was determined based on fair value less costs of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.
Also in the third quarter of 2020, due to the unstable political environment and uncertainties arising with respect to the recoverability of our operating assets in Kyrgyzstan, VEON has fully impaired the carrying value of all operating assets of Kyrgyzstan. As a result, the Company recorded a total impairment loss of US$64, allocated against the carrying value of property and equipment (US$38), intangible assets (US$8) and other assets (US$18).
The Company also performed impairment testing for Algeria CGU during the third quarter of 2020. Based on the recoverable amount of the CGU of US$1,433, the headroom remaining for the Algeria CGU is limited although no impairment loss was recorded during the third quarter of 2020.